INCOME TAXES - Disclosure of detailed information about changes in temporary differences (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net tax assets (liabilities) at the beginning of the period	$ 0	$ 0
RECOGNIZED IN PROFIT OR LOSS	13,770	0
ACQUIRED IN A BUSINESS COMBINATION	(13,770)
Net tax assets (liabilities) at the end of the period	0	0
Non-capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net tax assets (liabilities) at the beginning of the period	10,485	12,136
RECOGNIZED IN PROFIT OR LOSS	11,058	(1,651)
ACQUIRED IN A BUSINESS COMBINATION	2,797
Net tax assets (liabilities) at the end of the period	24,340	10,485
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net tax assets (liabilities) at the beginning of the period	(1,302)	(1,557)
RECOGNIZED IN PROFIT OR LOSS	3,418	255
ACQUIRED IN A BUSINESS COMBINATION	(4,440)
Net tax assets (liabilities) at the end of the period	(2,324)	(1,302)
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net tax assets (liabilities) at the beginning of the period	(1,773)	(2,117)
RECOGNIZED IN PROFIT OR LOSS	4,963	344
ACQUIRED IN A BUSINESS COMBINATION	(12,942)
Net tax assets (liabilities) at the end of the period	(9,752)	(1,773)
Biological assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net tax assets (liabilities) at the beginning of the period	(2,499)	(2,832)
RECOGNIZED IN PROFIT OR LOSS	(882)	333
ACQUIRED IN A BUSINESS COMBINATION	0
Net tax assets (liabilities) at the end of the period	(3,381)	(2,499)
Inventories
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net tax assets (liabilities) at the beginning of the period	(5,859)	(6,328)
RECOGNIZED IN PROFIT OR LOSS	(631)	469
ACQUIRED IN A BUSINESS COMBINATION	(958)
Net tax assets (liabilities) at the end of the period	(7,448)	(5,859)
Lease liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net tax assets (liabilities) at the beginning of the period	985	1,041
RECOGNIZED IN PROFIT OR LOSS	(188)	(56)
ACQUIRED IN A BUSINESS COMBINATION	1,505
Net tax assets (liabilities) at the end of the period	2,302	985
Net investment in sublease
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net tax assets (liabilities) at the beginning of the period	(13)	(316)
RECOGNIZED IN PROFIT OR LOSS	13	303
ACQUIRED IN A BUSINESS COMBINATION	0
Net tax assets (liabilities) at the end of the period	0	(13)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net tax assets (liabilities) at the beginning of the period	(24)	(27)
RECOGNIZED IN PROFIT OR LOSS	(3,981)	3
ACQUIRED IN A BUSINESS COMBINATION	268
Net tax assets (liabilities) at the end of the period	$ (3,737)	$ (24)